Non-current Provisions - Detailed Information About Non-current Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Noncurrent Provisions [Abstract]
Reclamation and closure cost obligations	$ 599	$ 622	$ 702
Less: current portion included in other current liabilities	(59)	(67)
Non-current portion of reclamation and closure cost obligation	540	555
Other	70	106
Non-current provision	$ 610	$ 661